Organization and Nature of Operations (Details)	12 Months Ended
Dec. 31, 2021 milliontonnes unit mi item trains
Corpus Christi Pipeline [Member]
Organization and Nature of Operations [Line Items]
Length Of Natural Gas Pipeline | mi	21.5
Corpus Christi LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains Operating | trains	3
Total Production Capability | milliontonnes	15
Number of LNG Storage Tanks | unit	3
Number of Marine Berths | item	2